Other Liabilities	12 Months Ended
Jan. 31, 2026
Disclosure Of Other Liabilities [Abstract]
Other Liabilities
17.	OTHER LIABILITIES
The Company’s other liabilities were as follows, as at:

	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Deferred share units liability	$14.0	$7.6
Restricted share units liability	31.8	3.0
Jubilee and other long-term employee benefits	27.5	24.1
Total other liabilities	$73.3	$34.7
Current [a]	26.7	7.6
Non-current	46.6	27.1
Total other liabilities	$73.3	$34.7
[a]
The amount is attributable to the deferred share units (“DSU”) and a portion of the restricted share units (“RSU”) liability (Note 20).